Inventories - Purchase commitments (Details) € in Millions	Dec. 31, 2025 EUR (€)
2026
Purchase commitments
Raw material purchase commitments	€ 467
2027
Purchase commitments
Raw material purchase commitments	427
2028
Purchase commitments
Raw material purchase commitments	346
2029
Purchase commitments
Raw material purchase commitments	295
2030
Purchase commitments
Raw material purchase commitments	5
More than 5 years
Purchase commitments
Raw material purchase commitments	€ 10